Note D - Investments In Real Estate Loans (Detail) - Geographic Location of Investments in Real Estate Loans (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance (in Dollars)	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000	$ 60,276,000
Portfolio Percentage				100.00%			100.00%	100.00%
Arizona [Member]
Balance (in Dollars)							16,108,000	14,678,000
Portfolio Percentage							27.76%	24.35%
California [Member]
Balance (in Dollars)							8,564,000	9,633,000
Portfolio Percentage							14.76%	15.98%
Colorado [Member]
Balance (in Dollars)							895,000
Portfolio Percentage							1.54%
Nevada [Member]
Balance (in Dollars)							21,114,000	23,350,000
Portfolio Percentage							36.39%	38.74%
Ohio [Member]
Balance (in Dollars)							323,000
Portfolio Percentage							0.56%
Oregon [Member]
Balance (in Dollars)							46,000	46,000
Portfolio Percentage							0.08%	0.08%
Texas [Member]
Balance (in Dollars)							$ 10,974,000	$ 12,569,000
Portfolio Percentage							18.91%	20.85%

[1]	Please see Balance Sheet Reconciliation below.